Fair Value of Financial Assets and Liabilities - Carrying Value and Estimated Fair Value of Major Financial Assets and Liabilities, and Investment Contracts (Parenthetical) (Detail) - CNY (¥)
¥ in Millions
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [Line Items]
Held-to-maturity securities	[1]	¥ 717,037	¥ 594,730
Fair value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Held-to-maturity securities	[1],[2]	692,984	619,152
Quoted prices in active markets level 1 [member] | Fair value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Held-to-maturity securities		55,137	76,299
Significant observable inputs level 2 [member] | Fair value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Held-to-maturity securities		¥ 637,847	¥ 542,853

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.3. The fair value of held-to-maturity securities under Level 1 was RMB55,137 million and that under Level 2 was 637,847 million as at 31 December 2017 (as at 31 December 2016: Level 1 RMB76,299 million and Level 2 RMB542,853 million).
[2]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.